Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]
Cash flows from operating activities:
Net loss	$ (130,320)	$ (101,993)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation	5,332	5,441
Amortization	43,795	44,687
Changes in operating assets and liabilities:
Decrease (increase) in other receivables	(10,628)	27,791
Increase in other payables and accrued liabilities	28,741	19,593
(Decrease) in deferred revenue	(2,368)	(8,439)
Increase in amount due to related parties	377,690
Net cash provided by / (used in) operating activities	312,242	(12,920)
Cash flows from financing activities
Net increase (decrease) in cash and cash equivalents	312,242	(12,920)
Effect of exchange rate changes on cash	13,310	(1,695)
Cash and cash equivalents, beginning balance	19,127	33,742
Cash and cash equivalents, ending balance	344,679	19,127
Supplementary cash flows information:
Cash paid for interest
Cash paid for income tax
Tang Dynasty Investment Group Limited [Member]
Cash flows from operating activities:
Net loss	(515,402)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation	5,332
Amortization	43,795
Changes in operating assets and liabilities:
Decrease (increase) in other receivables	(36,942)
(Increase) decrease in amount due from related parties	(58,105)
Increase in other payables and accrued liabilities	79,140
(Decrease) in deferred revenue	(2,368)
Increase in amount due to related parties	1,436,029
Net cash provided by / (used in) operating activities	951,479
Cash flows from financing activities
Shareholder’s contribution	1,288
Net cash provided by financing activities	1,288
Net increase (decrease) in cash and cash equivalents	965,107
Effect of exchange rate changes on cash	12,340
Cash and cash equivalents, beginning balance	21,714
Cash and cash equivalents, ending balance	986,821	$ 21,714
Supplementary cash flows information:
Cash paid for interest
Cash paid for income tax